SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - Nonvested shares - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of nonvested shares outstanding
Nonvested shares outstanding at the beginning	218,000
Granted	257,534		0
Vested	(92,000)
Nonvested shares outstanding at the end	383,534	218,000
Weighted average grant date fair value
Outstanding at beginning of year	$ 20.16
Granted	6.63	$ 20.16
Vested	20.27
Outstanding at end of year	$ 11.05	$ 20.16
Aggregate intrinsic value	$ 2,090	$ 1,273,000
Share-based compensation expenses relating to nonvested shares	1,893,000	$ 1,878,000
Total unrecognized compensation expenses relating to unvested nonvested shares	$ 2,331,000
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period	3 years 1 month 10 days